STOCK OPTION PLANS (Details 1) (USD $)	12 Months Ended
Mar. 31, 2013
Stock Option Exercise Price Range One [Member]
Exercise Lower Range Limit	$ 0.01
Exercise Upper Range Limit	$ 1.00
Options Outstanding	1,890,000
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	8 years 3 months 18 days
Options Outstanding, Weighted Average Exercise Price	$ 0.11
Options Exercisable	905,000
Options Exercisable, Weighted Average Exercise Price	$ 0.09
Stock Option Exercise Price Range Two [Member]
Exercise Lower Range Limit	$ 1.01
Exercise Upper Range Limit	$ 2.00
Options Outstanding	99,000
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	4 years 9 months 18 days
Options Outstanding, Weighted Average Exercise Price	$ 1.08
Options Exercisable	99,000
Options Exercisable, Weighted Average Exercise Price	$ 1.08
Stock Option Exercise Price Range Three [Member]
Exercise Lower Range Limit	$ 2.01
Exercise Upper Range Limit	$ 3.00
Options Outstanding	1,950,000
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	3 years 2 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 2.22
Options Exercisable	1,450,000
Options Exercisable, Weighted Average Exercise Price	$ 2.21
Stock Option Exercise Price Range Four [Member]
Exercise Lower Range Limit	$ 0.01
Exercise Upper Range Limit	$ 3.00
Options Outstanding	3,939,000
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	5 years 6 months
Options Outstanding, Weighted Average Exercise Price	$ 1.18
Options Exercisable	2,454,000
Options Exercisable, Weighted Average Exercise Price	$ 1.38